Leases (Details) (CNY) In Thousands, unless otherwise specified	Mar. 31, 2014
2015	26
2016	26
2017	25
2018	19
2019	2
Total	98
Principal Repayment
2015	23
2016	24
2017	24
2018	19
2019	2
Total	92
Interest Payment
2015	3
2016	2
2017	1
2018	0
2019	0
Total	6